Basic And Diluted Income (Loss) Per Share - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (36,740,531)	$ (12,929,750)
Weighted average common shares outstanding
Basic	70,101,618	66,528,051
Add: additional shares issuable upon exercise of employee stock options, warrants and restricted share units		0
Diluted	70,101,618	66,528,051
Net loss per share
Basic and Diluted	$ (0.52)	$ (0.19)
Employee stock options warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be antidilutive	1,664,231	2,066,938